Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies
Commitments and Contingencies

Republic Metals Corporation (“Republic”) filed for protection under Chapter 11 of the United States Bankruptcy Code on November 2, 2018 (the “Petition Date”) in the United States Bankruptcy Court for the Southern District of New York. Republic processed material from the Company’s Lomada and Cap-Oeste projects in the Santa Cruz province of Argentina prior to the Petition Date. The Chapter 11 plan of liquidation in the bankruptcy proceedings appointed a Litigation Trustee (the “Trustee”) to handle the Bankruptcy Estate of Republic. The Company received a demand letter (the “Demand Letter”) from the Trustee dated March 17, 2020, demanding repayment of amounts previously paid by Republic to the Company within 90 days before the Petition Date. The Company reviewed the Demand Letter with its independent US counsel and counsel has responded to the Demand Letter. Republic was required to have commenced an action to recover the Preference Amount by November 2, 2020. As of the date of approval of these consolidated financial statements, no litigation has been brought by Republic against the Company. No provision has been accrued in these consolidated financial statements related to the Demand Letter as Management does not anticipate that the Company will have to repay any of the amounts previously received from Republic.